Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018		Mar. 31, 2017
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	¥ 12,585,000		¥ 18,835,000
Investment securities, Available-for-sale securities		39,504,698		39,090,099
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	11,877,000		18,562,000
Obligation to return securities received as collateral		3,176,962		3,516,232
Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	8,712,000		14,242,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	8,691,000		14,328,000
Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	3,557,000		4,301,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	3,000,000		4,084,000
Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	207,000		188,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	227,000		182,000
Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	35,000		35,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	33,000		31,000
Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	72,000		67,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	71,000		58,000
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		24,567,904		25,826,288
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		1,537,431		1,015,489
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		2,171,692		2,149,929
Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		1,119,360		1,141,732
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		1,617,535		1,188,918
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		95,236		80,268
Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		1,558,349		1,378,272
Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale securities		165,607	[4]	170,789	[5]
Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		6,671,584		6,138,414
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	[6]	22,579,997		22,473,781
Trading account assets, Trading derivative assets		12,585,175		18,833,118
Investment securities, Available-for-sale securities		39,504,698		39,090,099
Investment securities, Other investment securities		28,359		26,292
Others	[7],[8]	1,057,250		495,006
Assets at fair value, Total		75,755,479		80,918,296
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		215,414		129,684
Trading account liabilities, Trading derivative liabilities		12,006,917		18,660,449
Obligation to return securities received as collateral		3,176,962		3,516,232
Others	[9]	482,172		405,156
Liabilities at fair value, Total		15,881,465		22,711,521
Fair Value, Measurements, Recurring [Member] | Real Estate Funds [Member]
Assets:
Investment securities valued at net asset value		0		41
Unfunded commitments related to equity securities
Fair Value, Measurements, Recurring [Member] | Private Equity Funds [Member]
Assets:
Investment securities valued at net asset value		35		119
Unfunded commitments related to equity securities
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[6]	10,876,424		10,646,728
Trading account assets, Trading derivative assets		71,175		112,687
Investment securities, Available-for-sale securities		29,361,095		30,214,302
Others	[7],[8]	955,548		453,214
Assets at fair value, Total		41,264,242		41,426,931
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		208,354		128,292
Trading account liabilities, Trading derivative liabilities		80,673		135,342
Obligation to return securities received as collateral		3,030,974		3,423,936
Liabilities at fair value, Total		3,320,001		3,687,570
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[6]	10,876,080		11,027,560
Trading account assets, Trading derivative assets		12,420,100		18,619,331
Investment securities, Available-for-sale securities		9,792,943		8,538,271
Others	[7],[8]	93,042		37,942
Assets at fair value, Total		33,182,165		38,223,104
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		7,060		1,392
Trading account liabilities, Trading derivative liabilities		11,844,463		18,461,252
Obligation to return securities received as collateral		145,988		92,296
Others	[9]	507,700		376,724
Liabilities at fair value, Total		12,505,211		18,931,664
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[6]	827,493		799,493
Trading account assets, Trading derivative assets		93,900		101,100
Investment securities, Available-for-sale securities		350,660		337,526
Investment securities, Other investment securities		28,359		26,292
Others	[7],[8]	8,660		3,850
Assets at fair value, Total		1,309,072		1,268,261
Liabilities:
Trading account liabilities, Trading derivative liabilities		81,781		63,855
Others	[9]	(25,528)		28,432
Liabilities at fair value, Total		56,253		92,287
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		8,711,839		14,240,035
Liabilities:
Trading account liabilities, Trading derivative liabilities		8,674,623		14,304,615
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		3,320		27,321
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,085		45,539
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		8,681,427		14,174,526
Liabilities:
Trading account liabilities, Trading derivative liabilities		8,659,042		14,249,439
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		27,092		38,188
Liabilities:
Trading account liabilities, Trading derivative liabilities		12,496		9,637
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		3,557,421		4,300,664
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,000,252		4,083,603
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		1,890		9,661
Liabilities:
Trading account liabilities, Trading derivative liabilities		2,058		5,219
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		3,543,413		4,270,548
Liabilities:
Trading account liabilities, Trading derivative liabilities		2,992,812		4,072,787
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		12,118		20,455
Liabilities:
Trading account liabilities, Trading derivative liabilities		5,382		5,597
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		207,310		188,406
Liabilities:
Trading account liabilities, Trading derivative liabilities		226,781		182,015
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		65,965		75,545
Liabilities:
Trading account liabilities, Trading derivative liabilities		75,530		84,514
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		118,351		88,154
Liabilities:
Trading account liabilities, Trading derivative liabilities		117,572		66,482
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		22,994		24,707
Liabilities:
Trading account liabilities, Trading derivative liabilities		33,679		31,019
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		36,992		36,645
Liabilities:
Trading account liabilities, Trading derivative liabilities		34,432		32,175
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets				160
Liabilities:
Trading account liabilities, Trading derivative liabilities				70
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		6,239		18,740
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,362		14,730
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		30,753		17,745
Liabilities:
Trading account liabilities, Trading derivative liabilities		30,070		17,375
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets		71,613		67,368
Liabilities:
Trading account liabilities, Trading derivative liabilities		70,829		58,041
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		70,670		67,363
Liabilities:
Trading account liabilities, Trading derivative liabilities		70,675		57,814
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		943		5
Liabilities:
Trading account liabilities, Trading derivative liabilities		154		227
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities		1,865,673		2,184,380
Investment securities, Available-for-sale securities		24,567,904		25,826,288
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		1,388,143		1,794,233
Investment securities, Available-for-sale securities		21,522,128		23,053,677
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		477,530		390,147
Investment securities, Available-for-sale securities		3,045,776		2,772,611
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities		189,756		136,226
Investment securities, Available-for-sale securities		1,537,431		1,015,489
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		189,756		136,226
Investment securities, Available-for-sale securities		1,537,431		1,015,489
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities		8,661,170		8,232,721
Investment securities, Available-for-sale securities		2,171,692		2,149,929
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		8,190,781		7,764,734
Investment securities, Available-for-sale securities		1,583,554		1,360,060
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		469,342		466,151
Investment securities, Available-for-sale securities		567,946		769,770
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		1,047		1,836
Investment securities, Available-for-sale securities		20,192		20,099
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities		3,278,595		3,331,041
Investment securities, Available-for-sale securities		1,119,360		1,141,732
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		3,255,503		3,305,520
Investment securities, Available-for-sale securities		1,113,323		1,104,800
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		23,092		25,521
Investment securities, Available-for-sale securities		6,037		36,932
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		4,473,448		4,864,237
Investment securities, Available-for-sale securities		1,617,535		1,188,918
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		4,432,307		4,816,323
Investment securities, Available-for-sale securities		1,617,520		1,188,903
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		41,141		47,914
Investment securities, Available-for-sale securities		15		15
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		95,236		80,268
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		92,806		77,297
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale securities		2,430		2,971
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Trading account assets, Trading securities		870,988		935,316
Investment securities, Available-for-sale securities		1,558,349		1,378,272
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		186,351		280,502
Investment securities, Available-for-sale securities		1,397,177		1,261,353
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		684,637		654,814
Investment securities, Available-for-sale securities		161,172		116,919
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities		36,250		40,707
Investment securities, Available-for-sale securities		165,607		170,789
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		2,800		5,155
Investment securities, Available-for-sale securities		4,793		10,199
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		33,450		35,552
Investment securities, Available-for-sale securities		160,814		160,590
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities		1,210,775		1,084,421
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,210,775		1,084,421
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	[10]	1,993,342		1,664,732
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Private Equity Funds [Member]
Assets:
Investment securities valued at net asset value		21,517		13,150
Unfunded commitments related to equity securities		61,463		27,735
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[10]	1,297,500		1,087,761
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[10]	651,716		543,115
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[10]	44,126		33,856
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		6,671,584		6,138,414
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale securities		6,255,413		5,800,565
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		¥ 416,171		¥ 337,849

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Other debt securities in the table above include ¥152,374 million of private placement debt conduit bonds.
[5]	Other debt securities in the table above include ¥160,479 million of private placement debt conduit bonds.
[6]	Includes securities measured under the fair value option.
[7]	Excludes certain investments valued at net asset value of real estate funds and private equity funds, whose fair values at March 31, 2017 were ¥41 million, and ¥119 million, respectively, and those at March 31, 2018 were nil, and ¥35 million, respectively. There was no amount of unfunded commitments related to these real estate funds and private equity funds at March 31, 2017 and 2018.
[8]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
[9]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[10]	Excludes certain investments valued at net asset value of private equity funds, whose fair values were ¥13,150 million and ¥21,517 million at March 31, 2017 and 2018, respectively. The amounts of unfunded commitments related to these private equity funds were ¥27,735 million and ¥61,463 million at March 31, 2017 and 2018, respectively.